UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

211 N. Broadway, Suite 2080

St. Louis, MO 63102

(Address of principal executive offices)

 (Zip code)

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Sparrow Growth Fund

Security Name	Ticker	Security ID/CUSIP	Record Date	Voting Date	Meeting Date	Description of Matter/Proposal	Proposed by Management (M) or Shareholders (S)	Vote? (Yes or No)	Vote For, Against or Abstain	Fund Cast its Vote For or Against Management
Abbvie Inc.	ABBV	00287Y109	03/11/15	04/28/15	05/08/15	Election of Directors:
						Roxanne S. Austin	M	Yes	For	For
						Richard A. Gonzalez	M	Yes	For	For
						Glen F Tilton	M	Yes	For	For
						Ratification of Ernst & Young LLP as Abbvie's Independent Registered Public Accounting Firm for 2015.	M	Yes	For	For
						Say on pay - an advisory vote on the approval of executive compensation	M	Yes	For	For

Acadia Healthcare Company, Inc	ACHC	00404A109	03/27/15	04/28/15	05/21/15	Election of Directors:
						Perot Bissell	M	Yes	For	For
						Hartley R Rogers	M	Yes	For	For
						Advisory vote on the compensation of the company's name executive officers as presented in the proxy statement.	M	Yes	For	For
						Ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2015.	M	Yes	For	For

ACI Worldwird, Inc	ACI	004498101	04/14/15	05/28/15	06/08/15	Election of Directors:
						Philip G. Heasley	M	Yes	For	For
						James C. Mcgroddy	M	Yes	For	For
						Charles E. Peters, Jr.	M	Yes	For	For
						David A. Poe	M	Yes	For	For
						Adalio T. Sanchez	M	Yes	For	For
						John M. Shary, Jr.	M	Yes	For	For
						Jan H. Suwinski	M	Yes	For	For
						Thomas W. Warsop III	M	Yes	For	For
						Ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2015.	M	Yes	For	For
						Approve the company's executive compensation.	M	Yes	For	For
						Transact such other business as may properly come before the annual meeting or any adjournment or postponement thereof.	M	Yes	For	For

Actavis Plc	ACT	G0083B108	04/10/15	05/22/15	06/05/15	Election of Directors:
						Paul M.Bisaro	M	Yes	For	For
						Nesli Basgoz. M.D.	M	Yes	For	For
						James H. Bloem	M	Yes	For	For
						Christopher W. Bodine	M	Yes	For	For
						Christopher J. Coughlin	M	Yes	For	For
						Michael R. Gallagher	M	Yes	For	For
						Catherine M. Klema	M	Yes	For	For
						Peter J. O'sullivan	M	Yes	For	For
						Brenton L Saunders	M	Yes	For	For
						Ronald r.Taylor	M	Yes	For	For
						Fred G. Weiss	M	Yes	For	For
						To approve, in a non-binding vote, Named Executive Officer compensation.	M	Yes	For	For

To ratify, in a non-binding vote, the appointment of Pricewaterhousecoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2.15 and to authorize in a binding vote, the Board of Director's, acting through the audit and compliance committee, to determine PricewaterhouseCoopers LLP's remuneration.

							M	Yes	For	For
						To pass a special resolution to approve, subject to the approval of the registrar of companies in Ireland, the change in name of the company from Actavis plc to Allergan plc;	M	Yes	For	For
						To approve the Amended and restated 2013 incentive award plan of Actavis plc;	M	Yes	For	For
						To vote on a shareholder proposal requesting the company to issue a sustainability report.	S	No	Against	Against
						To vote on shareholder proposal requesting the company to adopt such shareholder's policy regarding executive stock retention.	S	No	Against	Against

Aercap Holdings N.V.	AER	N00985106	03/26/15	04/28/15	05/13/15	Adoption of the annual accounts for the 2014 financial year.	M	Yes	For	For
						Release of liability of the directors with respect to their management during the 2014 financial year.	M	Yes	For	For
						Appointment of Mr. William N. Dooley as non-executive director for a period of four years.	M	Yes	For	For
						Re-appointment of the company's chairman, Mr. Peter Koreweg, as non-executive director for a period of three years.	M	Yes	For	For
						Re-appointment of the company's chairman, Mr. Salem R.A.A. Al Moaimi, as non-executive director for a period of two years.	M	Yes	For	For
						Re-appointment of the company's chairman, Mr. Homaid A.A.M. Al Shemmari, as non-executive director for a period of two years.	M	Yes	For	For
						Appointment of Mr. Keith A. Helming as the person referred to in article 16, paragraph 8 of the company's articles of association.	M	Yes	For	For
						Appointment of Pricewaterhousecoopers accountants N.V. as the registered accountant.	M	Yes	For	For
						Authorization of the board of directors to repurchase ordinary shares.	M	Yes	For	For
						Conditional authorization of the board of directors to repurchase additional ordinary shares.	M	Yes	For	For
						Reduction of capital through cancellation of the company's ordinary shares that may be acquired by the company.	M	Yes	For	For

Akamai Technologies, Inc	AKAM	00971T101	03/17/15	04/28/15	05/13/15	Election of Directors:
						George Conrades	M	Yes	For	For
						Jill Greenthal	M	Yes	For	For
						F. Thomson Leighton	M	Yes	For	For
						To approve an amendment to the Akamai Technologies, In 203 Stock incentive plan.	M	Yes	For	For
						To approve, on an advisory basis, our executive officer compensation.	M	Yes	For	For
						To ratify the selection of Pricewaterhousecoopers LLP as our independent auditors for the fiscal year ending December 31, 2015.	M	Yes	For	For

Albany Molecular Research, Inc	AMRI	012423109	04/13/15	05/28/15	06/03/15	Election of Directors:
						William Marth	M	Yes	For	For
						Kevin O'Connor	M	Yes	For	For
						A ratification of the company's selection of KPMG LL{P as the independent registered public accounting firm for 2015 fiscal year.	M	Yes	For	For
						Proposal to approve the third amended 2008 stock option and incentive plan.	M	Yes	For	For
						Proposal to approve the third amended 1998 employee stock purchase plan.	M	Yes	For	For
						Proposal to approve an amendment to restated certificate of incorporation to increase the authorized of common stock	M	Yes	For	For
						Advisory vote to approve the compensation of the company's named executive officers.	M	Yes	For	For

Alcoa Inc.	AA	013817101	02/20/15	04/28/15	05/01/15	Election of Directors:
						Kathryn S. Fuller	M	Yes	For	For
						Rafael Reif	M	Yes	For	For
						Patricia F. Russo	M	Yes	For	For
						To ratify the appointment of Pricewaterhousecoopers LLP as the company's independent registered public accounting firm for 2015.	M	Yes	For	For
						Advisory vote to approve executive compensation.	M	Yes	For	For

Alexion Pharmaceuticals, Inc	ALXN	015351109	03/13/15	05/04/15	05/06/15	Election of Directors:
						Leonard Bell	M	Yes	For	For
						David R. Brennan	M	Yes	For	For
						M. Michele Burns	M	Yes	For	For
						Christopher J. Couughlin	M	Yes	For	For
						David L. Hallal	M	Yes	For	For
						John T. Mollen	M	Yes	For	For
						R. Douglas Norby	M	Yes	For	For
						Alvin S. Parven	M	Yes	For	For
						Andreas Rummelt	M	Yes	For	For
						Ann M. Veneman	M	Yes	For	For
						Approval of a non-binding advisory vote of the 2014 compensation paid to Alexion's named executive officers.	M	Yes	For	For
						Ratification of appointment by the Board of Directors of Pricewaterhousecoopers LLP as Alexion's independent registered public accounting firm.	M	Yes	For	For
						To approve Alexion's 2015 Employee Stock Purchase Plan.	M	Yes	For	For
						To request the Board to amend Alexion's governing documents to allow proxy access.	S	No	Against	Against
						To request the Board to amend Alexion's governing documents to give shareholders owning 10% of Alexion stock the power to call a special meeting.	S	No	Against	Against

Altria Group, Inc.	MO	02209S103	03/30/15	04/28/15	05/20/15	Election of Directors:
						Gearld L. Baliles	M	Yes	For	For
						Martin J. Barrington	M	Yes	For	For
						John T. Casteen III	M	Yes	For	For
						Dinyar S. Devitre	M	Yes	For	For
						Thomas F. Farrell II	M	Yes	For	For
						Thomas W. Jones	M	Yes	For	For
						Devra J. Kelly-Ennis	M	Yes	For	For
						W. Leo Kiely III	M	Yes	For	For
						Kathryn B. McQuade	M	Yes	For	For
						George Munoz	M	Yes	For	For
						Nabil Y. Sakkab	M	Yes	For	For
						Approval of the 2015 Performance Incentive Plan.	M	Yes	For	For
						Approval of the 2015 Stock Compensation Plan for Non-Employee Directors.	M	Yes	For	For
						Ratification of the Selection of Independent Registered Public Accounting Firm.	M	Yes	For	For
						Non-Binding Advisory Vote to Approve the Compensation of the Company's Named Executive Officers.	M	Yes	For	For
						Shareholder Proposal - Policy on Migrant Labor in the Tobacco Supply Chain.	S	No	Against	Against
						Shareholder Proposal- Preparation of Health Effect and Cessation Materials for Poor and Less Formally Educated Tobacco Consumers.	S	No	Against	Against
						Shareholder Proposal - Report on Actions Taken to Reduce the Risk of Green Tobacco Sickness.	S	No	Against	Against

Ambarellal,l Inc	AMBA	G037AX101	04/08/15	05/04/15	06/04/15	Election of Directors:
						Christopher B. Paisley	M	Yes	For	For
						Andrew W. Verhalen	M	Yes	For	For
						Ratification of appointment of Pricewaterhousecoopers LLP as Ambarella's independent registered public accounting firm for the fiscal year ending of January 31, 2016.	M	Yes	For	For
						To approve, on an advisory basis, the compensation of Ambarella Inc.'s named executive officers.	M	Yes	For	For
						To approve, on an advisory basis, the frequency of future advisory votes on executive compensation.	M	Yes	For	For

Amgen Inc	AMGN	031162100	03/16/15	04/28/15	05/14/15	Election of Directors:
						Dr. David Batimore	M	Yes	For	For
						Mr. Frank J. Biondi, Jr.	M	Yes	For	For
						Mr. Robert A. Bradway	M	Yes	For	For
						Mr. Francois de Carbonnel	M	Yes	For	For
						Dr. Vance D. Coffman	M	Yes	For	For
						Mr. Robert A. Eckert	M	Yes	For	For
						Mr. Gregg C. Garland	M	Yes	For	For
						DR. Rebecca M. Henderson	M	Yes	For	For
						Mr. Frank C. Herringer	M	Yes	For	For
						Dr. Tyler Jacks	M	Yes	For	For
						Ms. Judith C. Pelham	M	Yes	For	For
						Dr. Ronald D. Sugar	M	Yes	For	For
						Dr. R. Sanders Williams	M	Yes	For	For
						To ratify the selection of Ernst & Young LLP as our independent registered public accountants for the fiscal year ending December 31, 2015.	M	Yes	For	For
						Advisory vote to approve our executive compensation.	M	Yes	For	For
						Stockholder Proposal (Vote Tabulation).	S	No	Against	Against

Anheuser Busch Inbev SA/NV	BUD	03524A108	3/230	04/28/15	04/29/15	Resolutions which can be validly adopted if the shareholders attending the meeting, in person or aby proxy, represent at least half of the capital subject to the approval by at least 75% of the votes.	M	Yes	For	For
						Amendment of the articles of association to remove all references to bearer shares and certificates following the suppression of bearer securities under Belgian law.	M	Yes	For	For

Resolutions which can be validly adopted irrespective of capital represented by the shareholders attending the meeting in person or by proxy, subject to the approval by least the majority of the votes.

						Approval of the statutory annual accounts.	M	Yes	For	For
						Discharge to the Directors	M	Yes	For	For
						Discharge to the statutory auditor	M	Yes	For	For
Appointment of Directors
						Appointing as independent director Ms. Michele Burns, for a period of four years	M	Yes	For	For
						Renewing the appointment as independent director of Mr. Oliver Goudet, for a period of four years	M	Yes	For	For
						Appointing as independent director Mr. Kasper Rorsted, for a period of four years	M	Yes	For	For
						Renewing the appointment as independent director of Mr. Paul Cornet de Ways Ruart, for a period of four years	M	Yes	For	For
						Renewing the appointment as independent director of Mr. Stefan Descheemaeker, for a period of four years	M	Yes	For	For
						Remuneration policy and remunderation report of the Company	M	Yes	For	For
						Approval of increased fixed annual fee of the Chairman of the Audit Committee	M	Yes	For	For
						Stock options for Directors	M	Yes	For	For

ANI Pharmaceuticals, Inc	ANIP	00182C103	04/06/15	05/04/15	06/03/15	Election of Directors:
						Robert E. Brown Jr.	M	Yes	For	For
						Arthur S. Przybyl	M	Yes	For	For
						Fred Holubow	M	Yes	For	For
						Tracy L. Mashbanks PHD	M	Yes	For	For
						Thomas A. Penn	M	Yes	For	For
						Daniel Raynor	M	Yes	For	For

Apogee Enterprises, Inc	APOG	037598109	05/04/15	06/10/15	06/25/15	Election of Directors:
						Bernard P. Aldrich	M	Yes	For	For
						John T. Manning	M	Yes	For	For
						Joseph F. Puishys	M	Yes	For	For
						Advisory approval of Apogee's executive compensation.	M	Yes	For	For
						Ratification of the appointment of Deloitte & Touche LLP as Apogee's independent registered public accounting firm for the fiscal year ending February 27, 2016.	M	Yes	For	For

Arcbest Corporation	ARCB	03937c105	03/02/15	04/28/15	05/01/15	Election of Directors:
						John W. Alden	M	Yes	For	For
						Fred A. Allardyce	M	Yes	For	For
						William M. Legg	M	Yes	For	For
						Judy R. McReynolds	M	Yes	For	For
						John H. Morris	M	Yes	For	For
						Craig E. Philip	M	Yes	For	For
						Steven L. Sprinner	M	Yes	For	For
						Janice E. Stipp	M	Yes	For	For
						Robert A. Youn III	M	Yes	For	For
						To ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the year ending December 31, 2015.	M	Yes	For	For
						To approve, on an advisory basis, the compensation of the company's named executive officers.	M	Yes	For	For

To approve the material plan terms of the executive officer annual incentive compensation plan, as amended, for purposes of complying with the requirements of section 162(M) of the internal revenue code 1986, as amended.

							M	Yes	For	For

Berkshire Hathaway Inc.	BRK/B	084670702	03/04/15	03/25/15	05/02/15	Election of Directors:
						Warren E. Buffett	M	Yes	For	For
						Charles T. Munger	M	Yes	For	For
						Howar G. Buffett	M	Yes	For	For
						Stephen B. Burke	M	Yes	For	For
						Susan L. Decker	M	Yes	For	For
						William H. Gates III	M	Yes	For	For
						David S. Gottesman	M	Yes	For	For
						Charlotte Guyman	M	Yes	For	For
						Thomas S. Murphy	M	Yes	For	For
						Ronald L. Olson	M	Yes	For	For
						Walter Scott, Jr.	M	Yes	For	For
						Meryl B. Witmer	M	Yes	For	For

Biogen Inc	BIIB	09062X109	04/15/15	05/28/15	06/10/15	Election of Directors:
						Alexander J. Denner	M	Yes	For	For
						Caroline D. Dorsa	M	Yes	For	For
						Nancy L. Leaming	M	Yes	For	For
						Richard C. Mulligan	M	Yes	For	For
						Robert W. Pangia	M	Yes	For	For
						Stelios Papadopoulos	M	Yes	For	For
						Brian S. Posner	M	Yes	For	For
						Eric K Rowinsky	M	Yes	For	For
						George A. Scangos	M	Yes	For	For
						Lynn Schenk	M	Yes	For	For
						Stephen A. Sherwin	M	Yes	For	For
						To ratify the selection of Pricewaterhousecoopers LLP as Biogen Inc.'s independent registered public accounting firm.	M	Yes	For	For
						Say on pay - advisory vote on executive compensation.	M	Yes	For	For
						To ratify the selection of Pricewaterhousecoopers LLP as Biogen Inc.'s independent registered public accounting firm.	M	Yes	For	For
						To approve the Biogen, Inc. 2015 Employee stock purchase plan.	M	Yes	For	For
						To approve an amendment to the Biogen Inc. 2006 Non-Employee directors equity plan.	M	Yes	For	For

Blackrock, Inc	BLK	09247X101	04/01/15	05/04/15	05/28/15	Election of Directors:
						Abdlatif Yousel AI-Hamad	M	Yes	For	For
						Mathis Caialavetta	M	Yes	For	For
						Pamela Daley	M	Yes	For	For
						William S. Demchak	M	Yes	For	For
						Jessica P. Einhorn	M	Yes	For	For
						Laurence D. Fink	M	Yes	For	For
						Favruzui Freda	M	Yes	For	For
						Murry S.Gerber	M	Yes	For	For
						James Grosfeld	M	Yes	For	For
						Robert S. Kapito	M	Yes	For	For
						David H. Komansky	M	Yes	For	For
						Sir Deryck Maughan	M	Yes	For	For
						Cheryl D. Mills	M	Yes	For	For
						Thomas H. O'Brien	M	Yes	For	For
						Ivan G. Seidenberg	M	Yes	For	For
						Marco Antonio Slim Domit	M	Yes	For	For
						John S. Varley	M	Yes	For	For
						Susan L Wagner	M	Yes	For	For
						Approval of the Blackrock, Inc. Second amended and restated 1999 stock award and incentive plan.	M	Yes	For	For
						Approval, in a non-binding advisory vote, of the compensation of the named executive officers, as disclosed and discussed in the proxy statement.	M	Yes	For	For
						Ratification of the appointment of Deloitte & Touche LLP as Blackrock's independent registered public accounting firm for the year 2015.	M	Yes	For	For
						A stockholder proposal by Mr. Eric Cohen regarding the adoption of procedures to avoid holding or recommending investments in companies that substantially contribute to genocide.	S	No	Against	Against

A stockholder proposal by the American Federation of State, County and Municipal Employees Pension Plan and the Missionary Oblate of Mary Immaculate regarding the production of an annual report on certain trade association and lobbying expenditures.

							S	No	Against	Against

Cambrex Corporation	CBM	132011107	03/12/15	04/28/15	04/29/15	Election of Directors:
						Rosina B. Dixon	M	Yes	For	For
						Karthryn R. Harrigan	M	Yes	For	For
						Leon J. Hendrix Jr.	M	Yes	For	For
						Ilan Kaufthal	M	Yes	For	For
						Steven M. Klosk	M	Yes	For	For
						William B. Korb	M	Yes	For	For
						Peter G. Tombros	M	Yes	For	For
						Shlomo Yanai	M	Yes	For	For
						Approve, on a non-binding advisory basis, compensation of the company's named executive officers as disclosed in the 2015 proxy statement.	M	Yes	For	For
						Approval of the 2009 long term incentive plan, as amended and restated.	M	Yes	For	For
						Ratification of the appointment of BDO USA, LLP as independent registered public accountants for 2015.	M	Yes	For	For

Celgene Corporation	CELG	151020104	04/20/15	05/28/15	06/17/15	Election of Directors:
						Robert J. Hugin	M	Yes	For	For
						Richard W. Barker, D Phil	M	Yes	For	For
						Michael W. Bonney	M	Yes	For	For
						Michael D. Casey	M	Yes	For	For
						Carrie S. Cox	M	Yes	For	For
						Michael A. Friedman, M.D.	M	Yes	For	For
						Gilla S. Kaplan, Ph. D.	M	Yes	For	For
						James J. Loughlin	M	Yes	For	For
						Ernest Mario, Ph.D.	M	Yes	For	For
						Ratification of the appointment of KPMG LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2015.	M	Yes	For	For
						Approval of an amendment and restatement of the company's 2008 stock incentive plan.	M	Yes	For	For
						Approval, by non-binding vote, of executive compensation of the company's named executive officers.	M	Yes	For	For
						Stockholder proposal described in more detail in the proxy statement.	S	No	Against	Against

Columbia Sportswear Company	COLM	198516106	03/25/15	05/15/15	05/19/15	Election of Directors:
						Gertrude Boyle	M	Yes	For	For
						Timpthy P. Boyle	M	Yes	For	For
						Sarah A. Bany	M	Yes	For	For
						Murrey R. Albers	M	Yes	For	For
						Stpehen E. Babson	M	Yes	For	For
						Andy D. Bryant	M	Yes	For	For
						Edward S. Georger	M	Yes	For	For
						Walter T. Klenz	M	Yes	For	For
						Ronald E. Nelson	M	Yes	For	For
						John W. Staton	M	Yes	For	For
						Malia H. Wasson	M	Yes	For	For
						To ratify the selection of Deloitte & Touche LLP as our independent registered public accounting firm for 2015.	M	Yes	For	For
						To approve, by non-binding vote, executive compensation.	M	Yes	For	For

Constellation Brands, Inc	STZ	21036p108	05/24/14	07/16/14	07/23/14	Election of Directors:
						Jerry Fowden	M	Yes	For	For
						Barry A. Fromberg	M	Yes	For	For
						Robert L Hanson	M	Yes	For	For
						Jeananne K Hauswald	M	Yes	For	For
						James A Locke III	M	Yes	For	For
						Richard Sands	M	Yes	For	For
						Robert Sands	M	Yes	For	For
						Judy A. Schmeling	M	Yes	For	For
						Keith E. Wandell	M	Yes	For	For
						Mark Zupan	M	Yes	For	For
						Proposal to ratify the selection of KPMG LLP as the company's independent registered public accounting firm for the fiscal year ending February 28, 2015.	M	Yes	For	For
						Proposal to approve, by an advisory vote, the compensation of the company's named executive officers as disclosed in the proxy statement.	M	Yes	For	For

Cummins Inc.	CMI	231021106	03/10/15	04/28/15	05/12/15	Election of Directors:
						N. Thomas Linebarger	M	Yes	For	For
						Robert J. Bernhard	M	Yes	For	For
						Dr. Franklin R. Chang Diaz	M	Yes	For	For
						Bruno V. Di Leo Allen	M	Yes	For	For
						Stephen B. Dobbs	M	Yes	For	For
						Robert K. Herdman	M	Yes	For	For
						Alexis M. Herman	M	Yes	For	For
						Thomas J Lynch	M	Yes	For	For
						William I. Miller	M	Yes	For	For
						Gerorgia R. Nelson	M	Yes	For	For
						Advisory vote to approve the compensation of the named executive officers as disclosed in the proxy statement .	M	Yes	For	For
						Proposal to ratify the appointment of PricewaterhouseCoopers LLP as auditions for 2015.	M	Yes	For	For
						Shareholder proposal regarding independent Board Chair.	S	No	Against	Against

CVS Health Corporation	CVS	126650100	03/12/15	04/28/15	05/07/15	Election of Directors:
						Richard M. Bracken	M	Yes	For	For
						C. David Brown II	M	Yes	For	For
						Alecia A. DeCoudreaux	M	Yes	For	For
						Nancy-Ann M. Deparle	M	Yes	For	For
						David W. Dorman	M	Yes	For	For
						Anne M. Finucane	M	Yes	For	For
						Larry J. Merlo	M	Yes	For	For
						Jean-Pierre Million	M	Yes	For	For
						Richard J. Swift	M	Yes	For	For
						William C. Weldon	M	Yes	For	For
						Tony L. White	M	Yes	For	For
						Proposal to ratify independent public accounting firm for 2015	M	Yes	For	For
						Say on Pay - An advisory vote on the approval of executive compensation.	M	Yes	For	For
						Proposal to approve performance criteria in the Company's 2010 Incentive Compensation Plan.	M	Yes	For	For
						Stockholder proposal regarding congruency of corporate values and political contributions.	S	No	Against	Against

Diamdback Energy, Inc.	FANG	25278x109	04/14/15	05/27/15	06/08/15	Election of Directors:
						Steven E. West	M	Yes	For	For
						Travis D. Stice	M	Yes	For	For
						Michael P. Cross	M	Yes	For	For
						David L. Houston	M	Yes	For	For
						Mark L. Plaumann	M	Yes	For	For
						Proposal to approve, on an advisory basis, the company's executive compensation.	M	Yes	For	For
						Proposal to ratify the appointment of the company's independent auditors, Grant Thornton LLP for fiscal year 2015.	M	Yes	For	For

Domino's Pizza, Inc.	DPZ	25754a201	02/25/15	03/25/15	04/21/15	Election of Directors:
						David A. Brandon	M	Yes	For	For
						Diana F. Cantor	M	Yes	For	For
						Richard L. Federico	M	Yes	For	For
						Ratification of the selection of Pricewaterhousecoopers LLP as the independent registered public accountants for the company for the 2015 fiscal year.	M	Yes	For	For
						Advisory vote to approve the compensation of the named executive officers of the company.	M	Yes	For	For
						Approval of an amendment to the company's second restated certificate of incorporation in order to implement declassification of our board of directions.	M	Yes	For	For
						Approval of the Domino's Pizza senior executive annual incentive plan.	M	Yes	For	For
						Shareholder proposal regarding vegan menu offerings.	S	No	Against	Against
						Shareholder proposal regarding proxy access for shareholders.	S	No	Against	Against

Dr Pepper Snapple Group, Inc.	DP	26138E109	03/23/15	04/28/15	05/21/15	Election of Directors:
						David E. Alexander	M	Yes	For	For
						Antonio Carrillo	M	Yes	For	For
						Pamela H. Patsley	M	Yes	For	For
						Joyce M. Roche	M	Yes	For	For
						Ronald G. Rogers	M	Yes	For	For
						Wayne R. Sanders	M	Yes	For	For
						Dunia A. Shive	M	Yes	For	For
						M. Anne Szostak	M	Yes	For	For
						Larry D. Young	M	Yes	For	For
						To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for fiscal year 2015	M	Yes	For	For

To approve advisory resolution regarding executive compensation, RESOLVED, that the compensation paid to the Company's Named Executive Officers with respect to 2014, as disclosed pursuant tot the compensation disclosure rules and regulations of the SEC, including the Compensation Discussion and Analysis, compensation tables and the narrative discussion, is hereby APPROVED.

							M	Yes	For	For
						To consider and act upon a stockholder proposal regarding comprehensive strategy for recycling of beverage containers.	S	No	Against	Against
						To consider and act upon a stockholder proposal regarding sugar supply chain risks.	S	No	Against	Against

Eagle Materials Inc	EXP	26969P108	06/09/14	07/16/14	08/07/14	Election of Directors:
						Laurence E. Hirsch	M	Yes	For	For
						Michael R. Nicolais	M	Yes	For	For
						Richard R. Stewart	M	Yes	For	For
						Advisory resolution regarding the compensation of our named executive officers.	M	Yes	For	For
						To approve the expected appointment of Ernst & Young LLP as independent auditors for fiscal years 2015.	M	Yes	For	For

Ecolab Inc	ECL	278865100	03/10/15	04/28/15	05/07/15	Election of Directors:
						Douglas M. Baker, Jr.	M	Yes	For	For
						Barbara J. Beck	M	Yes	For	For
						Leslie S. Biller	M	Yes	For	For
						Carl M Casale	M	Yes	For	For
						Stephen I. Chazen	M	Yes	For	For
						Jeffrey M. Ettinger	M	Yes	For	For
						Jerry A. Grundhofer	M	Yes	For	For
						Arthur J. Higgins	M	Yes	For	For
						Joel W. Johnson	M	Yes	For	For
						Michael Larson	M	Yes	For	For
						Jerry W.Levin	M	Yes	For	For
						Robert L. Lumpkins	M	Yes	For	For
						Tracy B. McKibben	M	Yes	For	For
						Victoria J. Reich	M	Yes	For	For
						Suzanne M. Vautrinot	M	Yes	For	For
						John J. Zillmer	M	Yes	For	For
						To ratify the appointment of Pricewaterhousecoopers LLP as the independent registered public accounting firm for the current year ending December 31, 2015.	M	Yes	For	For
						Advisory vote to approve the compensation of executives disclosed in the Proxy Statement.	M	Yes	For	For
						Stockholder proposal requesting an independent board chair.	S	No	Against	Against

Envestnet, Inc	ENV	29404K106	03/23/15	04/28/15	05/13/15	Election of Directors:
						James Fox	M	Yes	For	For
						James Johnson	M	Yes	For	For
						Charles Roame	M	Yes	For	For
						Gregory Smith	M	Yes	For	For
						The approval of the advisory vote on executive compensation.	M	Yes	For	For
						The ratification of KPMG LLP as the independent auditors for the fiscal year ending December 31, 2015.	M	Yes	For	For
						The approval of an amedment to Envestnet's 2010 Long-Term Incentive Plan.	M	Yes	For	For

Facebook, Inc	FB	30303M102	04/13/15	05/28/15	06/11/15	Election of Directors:
						Marc L. Andreessen	M	Yes	For	For
						Erskine B. Bowles	M	Yes	For	For
						Susan D. Desmon-Hellmann	M	Yes	For	For
						Reed Hastings	M	Yes	For	For
						Jan Koum	M	Yes	For	For
						Sheryl K. Sandberg	M	Yes	For	For
						Peter A. Thiel	M	Yes	For	For
						Mark Zuckerberg	M	Yes	For	For
						To ratify the appointment of Ernst & Young LLP as Facebook, Inc.'s independent registered public accounting firm for the fiscal year ending December 31, 2015.	M	Yes	For	For

To re-approve the Internal Revenue Code of 1986, as amended, section 162(m) limits of our 2012 equity incentive plan to preserve our ability to receive corporate income tax deductions that may become available pursuant to section 162(m).

							M	Yes	For	For
						A stockholder proposal regarding change in stockholder voting.	S	No	Against	Against
						A stockholder proposal regarding an annual sustainability report.	S	No	Against	Against
						A stockholder proposal regarding a human rights risk assessment.	S	No	Against	Against

Gentherm Incorporated	THRM	37253A103	04/13/15	05/22/15	05/28/15	Election of Directors:
						Lewis Booth	M	Yes	For	For
						Francois Castaing	M	Yes	For	For
						Daniel Coker	M	Yes	For	For
						Sophine Desormiere	M	Yes	For	For
						Maurice Gunderson	M	Yes	For	For
						Oscar B. Marx III	M	Yes	For	For
						Carlos Mazzorin	M	Yes	For	For
						Franz Scherer	M	Yes	For	For
						Byron Shaw	M	Yes	For	For
						To ratify the appointment of Grant Thornton LLP to act as the company's independent registered public accounting firm for the year ended December 31, 2015.	M	Yes	For	For
						The approve, on an advisory basis, the compensation of our named executive officers.	M	Yes	For	For
						To approve an amendment to the restated articles of incorporation to eliminate cumulate voting in director elections.	M	Yes	For	For

G-III Apparel Group, LTD	GIII	36237H101	05/26/15	06/10/15	06/30/15	Election of Directors:
						Morris Goldfarb	M	Yes	For	For
						Sammy Aaron	M	Yes	For	For
						Thomas J. Brosig	M	Yes	For	For
						Alan Feller	M	Yes	For	For
						Jeffrey Goldfarb	M	Yes	For	For
						Jeanette Norstra	M	Yes	For	For
						Laura Pomerantz	M	Yes	For	For
						Allen Sirkin	M	Yes	For	For
						Willem Van Bokhorst	M	Yes	For	For
						Cheryl L Vitali	M	Yes	For	For
						Richard White	M	Yes	For	For
						Proposal to approve our 2015 long-term incentive plan.	M	Yes	For	For
						Proposal to approve an amendment to our corticated of incorporation that will increase the number of authorized shares of our common stock from 80,000,000 shares to 120,000,000 shares.	M	Yes	For	For
						Advisory vote to approve the compensation of named executive officers.	M	Yes	For	For
						Proposal to ratify the appointment of Ernst & Young LLP.	M	Yes	For	For

Gilead Science, Inc	GILD	375558103	03/11/15	04/28/15	05/06/15	Election of Directors:
						John F. Cogan	M	Yes	For	For
						Etienne F. Davignon	M	Yes	For	For
						Carla A. Hills	M	Yes	For	For
						Kevin E. Lofton	M	Yes	For	For
						John W. Madigan	M	Yes	For	For
						John C. Martin	M	Yes	For	For
						Nicholas G. Moore	M	Yes	For	For
						Richard J. Whitley	M	Yes	For	For
						Gayle E. Wilson	M	Yes	For	For
						Per Wold-Olsen	M	Yes	For	For

To ratify the selection of Ernst & Young LLP by the audit committee of the board of directors as the independent registered public accounting firm of Gilead for the fiscal year ending December 31, 2015.

							M	Yes	For	For
						To approve an amendment and restatement to Gilead's employee stock purchase plan and international employee stock purchase plan.	M	Yes	For	For
						To approve, on an advisory basis, the compensation of our named executive officers as presented in the proxy statement.	M	Yes	For	For
						To vote on a stockholder proposal, if properly presented at the meeting, requesting that the board takes steps to permit stockholder action by written consent.	S	No	Against	Against
						To vote on a stockholder proposal, if properly presented at the meeting, requesting that the board adopt a policy that the chairman of the board of directors be an independent director.	S	No	Against	Against
						To vote on a stockholder proposal, if properly presented at the meeting, requesting that the board report on certain risks to Gilead from rising pressure to contain U.S. specialty drug prices.	S	No	Against	Against

Google Inc.	GOOGL	38259P508	04/06/15	05/04/15	06/03/15	Election of Directors:
						Larry Page	M	Yes	For	For
						Sergey Brin	M	Yes	For	For
						Eric E. Schmidt	M	Yes	For	For
						L. John Doerr	M	Yes	For	For
						Diane B. Greene	M	Yes	For	For
						Hohn L Hennessy	M	Yes	For	For
						Ann Mather	M	Yes	For	For
						Alan R. Mulally	M	Yes	For	For
						Paul S. Otellini	M	Yes	For	For
						Ram Shriram	M	Yes	For	For
Shirley M. Tilghman
						The ratification of the appointment of Ernst & Young LLP as Google's independent registered public accounting firm for the fiscal year ending December 31, 2015.	M	Yes	For	For
						The approval of an amendment to Google's 2012 stock plan to increase the share reserve by 17,000.000 shares of class C capital stock.	M	Yes	For	For
						A stockholder proposal regarding equal shareholder voting, if properly presented at the meeting.	S	No	Against	Against
						A stockholder proposal regarding a lobbying report, if properly presented at the meeting.	S	No	Against	Against
						A stockholder proposal regarding the adoption of a majority vote standard for the election of directors, if properly presented at the meeting.	S	No	Against	Against
						A stockholder proposal regarding a report on renewable energy cost, if properly presented at the meeting.	S	No	Against	Against
						A stockholder proposal regarding a report on business risk related to climate change regulations if properly presented at the meeting.	S	No	Against	Against

Hanesbrand Inc	HAIN	410345102	03/04/15	03/26/15	04/28/15	Election of Directors:
						Bobby J. Griffin	M	Yes	For	For
						James C. Johnson	M	Yes	For	For
						Jessica T. Mathews	M	Yes	For	For
						Franck J. Moison	M	Yes	For	For
						Robert F. Moran	M	Yes	For	For
						J. Patrick Mulcahy	M	Yes	For	For
						Ronald L. Nelson	M	Yes	For	For
						Rchard A. Noll	M	Yes	For	For
						Andrew J. Schindler	M	Yes	For	For
						David V. Singer	M	Yes	For	For
						Ann E. Ziegler	M	Yes	For	For
						To approve, on an advisory basis, executive compensation as described in the proxy statement for the annual meeting.	M	Yes	For	For
						To ratify the appointment of Pricewaterhousecoopers LLP as Hanesbrands' independent registered public accounting firm for Hanesbrands' 2015 fiscal year.	M	Yes	For	For

Horizon Pharma PLC	HZNP	G4617B105	03/06/15	04/28/15	05/06/15	Election of Directors:
						William F. Daniels	M	Yes	For	For
						H. Thomas Watkins	M	Yes	For	For
						Approval of our amended and restated 2014 equity incentive plan.	M	Yes	For	For

Approval of the appointment of Pricewaterhousecoopers LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2015 and authorization of the audit committee to determine the auditor's remuneration.

							M	Yes	For	For
						Approval, on an advisory basis, of the compensation of our named executive officers, as disclosed in the proxy statement.	M	Yes	For	For

IGI Laboratories, Inc.	IG	449575109	04/27/15	05/04/15	05/20/15	Election of Directors:
						Jason Grenfell-Gardener	M	Yes	For	For
						Chaudhuri	M	Yes	For	For
						Steven Koehler	M	Yes	For	For
						James C. Gale	M	Yes	For	For
						John Celentano	M	Yes	For	For

To approve a proposed amendment to the amended and restated certificate of incorporation of IGI Laboratories, Inc. to increase the number of authorized shares of its common stock to 100,000,000 shares.

							M	Yes	For	For
						To approve the issuance of IGI laboratories, Inc. common stock upon conversion of its convertible senior notes due 2019.	M	Yes	For	For
						To ratify the appointment of Eiseneramper LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2015	M	Yes	For	For
						To approve by an advisory vote the compensation of the company's named executive officers as disclosed in the proxy statement.	M	Yes	For	For

Illumina, Inc.	ILMN	452327109	03/31/15	04/28/15	05/27/15	Election of Directors:
						A. Blaine Bowman	M	Yes	For	For
						Karin Eastham, CPA	M	Yes	For	For
						Jay T. Flatley	M	Yes	For	For
						Jeffrey T. Huber	M	Yes	For	For
						William H. Rastetter, PH.D	M	Yes	For	For
						Stephen A. Sherwin	M	Yes	For	For
						To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending January 3, 2016	M	Yes	For	For
						To approve on an advisory basis, the compensation of the named executive officers as disclosed in the proxy statement.	M	Yes	For	For
						To approve the Illumina, Inc. 2015 stock and incentive plan.	M	Yes	For	For

Insys Therapeutics Inc	INSY	45824V209	04/07/15	05/04/15	05/05/15	Election of Directors:
						Michael L. Babich	M	Yes	For	For
						Pierre Lapallme	M	Yes	For	For
						To ratify the selection by our audit committee of BDO USA, LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2015.	M	Yes	For	For

Jazz Pharmaceuticals Plc	JAZZ	G50871105	05/27/14	07/16/14	07/31/14	Election of Directors:
						Bruce C. Cozadd	M	Yes	For	For
						Heather Ann McSharry	M	Yes	For	For
						Rick E. Winningham	M	Yes	For	For

To approve the appointment of KPMG as the independent auditors of Jazz Pharmaceuticals Plc for the fiscal year ending December 31, 2014 and to authorize committee of the board of directors to determine the auditors' remuneration.

							M	Yes	For	For
						To authorize Jazz Pharmaceuticals Plc and/or any subsidiary of Jazz Pharmaceutics Plc to make market purchases of Jazz Pharmaceuticals Plc's ordinary shares.	M	Yes	For	For
						Tp approve, on an advisory basis, the compensaton of Jazz Pharmaceuticals Plc's named executive officers as disclosed in the accompanying proxy statement.	M	Yes	For	For

Kapstone Paper & Packaging Corporation	KS	48562P103	03/16/15	04/28/15	05/14/15	Election of Directors:
						Jonathan R. Furer	M	Yes	For	For
						Matthew H. Paul	M	Yes	For	For
						Maurice S. Reznik	M	Yes	For	For
						Roger W. Stone	M	Yes	For	For
						Ratification of the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for 2015.	M	Yes	For	For
						Advisory approval of the company's executive compensation.	M	Yes	For	For

Kraft Foods Group, Inc.	KRFT	50076Q106	03/03/15	04/28/15	05/05/15	Election of Directors:
						Abelardo E. Bru	M	Yes	For	For
						John T. Cahill	M	Yes	For	For
						L. Kevin Cox	M	Yes	For	For
						Myra M. Hart	M	Yes	For	For
						Peter B. Henry	M	Yes	For	For
						Jeanne P. Jackson	M	Yes	For	For
						Terry J. Lundgren	M	Yes	For	For
						Mackey J. McDonald	M	Yes	For	For
						John C. Pope	M	Yes	For	For
						E. Follin Smith	M	Yes	For	For
						Advisory vote to approve executive compensation.	M	Yes	For	For
						Ratification of the selection of PriceWaterhouseCoopers LLP as our independent auditors for 2015.	M	Yes	For	For
						Shareholder proposal: Resolution related to egg-laying chickens.	S	No	Against	Against
						Shareholder proposal: Resolution related to deforestattion reporting.	S	No	Against	Against
						Shareholder proposal: Resolution related to packaging reporting.	S	No	Against	Against
						Shareholder proposal: Resolution related to sustainability reporting.	S	No	Against	Against

Level 3 Communications, Inc.	LVLT	52729N308	09/02/14	10/10/14	10/28/14	Proposal(s)

Approve the issuance of shares of Level 3 Communications, Inc. ("Level3") common stock, par value $.01 per share, to TW Telecom Inc. Stockholders pursuant to the merger as contemplated by the agreement and plan of merger as contemplated by the agreement and plan of merger, dated as of June 15, 2014, by and among TW Telecom Inc., Level 3, Saturn Merger Sub 1, LLC and Saturn Merger Sub 2, LLC.

							M	Yes	For	For

To approve the adoption of an amendment to Level 3's restated certificate of incorporation increasing to 443,333,333 the number of authorized shares of Level 3's common stock, par value $.01 per share.

							M	Yes	For	For

To approve a proposal to adjourn the special meeting of stockholders, if necessary, to solicit additional proxies if there are not sufficient votes at the time of the special meeting to approve the foregoing proposals.

							M	Yes	For	For

Level 3 Communications, Inc.	LVLT	52729N308	03/31/15	04/28/15	05/21/15	Election of Directors:
						James O. Ellis, Jr.	M	Yes	For	For
						Jeff K. Storey	M	Yes	For	For
						Kevin P. Chilton	M	Yes	For	For
						Stevven T. Clontz	M	Yes	For	For
						Irene M. Esteves	M	Yes	For	For
						Michael Flenn	M	Yes	For	For
						Spencer B. Hays	M	Yes	For	For
						Michael H. Mahoney	M	Yes	For	For
						Kevin w. Mooney	M	Yes	For	For
						Peter Seah Lim Huat	M	Yes	For	For
						Peter Van Oppen	M	Yes	For	For
						To approve The Level 3 Communications, Inc. stock incentive plan.	M	Yes	For	For
						To ratify the extension of our rights agreement, which is designed to protect our U.S. net operating loss carry forwards.	M	Yes	For	For
						To approve the named executive officer executive compensation, which vote is on an advisory basis.	M	Yes	For	For
						To consider a stockholder proposal regarding proxy access.	S	No	Against	Against

							M	Yes	For	For
Lockheed Martin Corporation	LMT	539830109	02/27/15	03/25/15	04/23/15	Election of Directors:	M	Yes	For	For
						Daniel F. Akerson	M	Yes	For	For
						Nolan D. Archibald	M	Yes	For	For
						Rosalind G. Brewer	M	Yes	For	For
						David B. /Burritt	M	Yes	For	For
						James O. Ellis, Jr.	M	Yes	For	For
						Thomas J. Falk	M	Yes	For	For
						Marillyn A. Hewson	M	Yes	For	For
						Gwendolyn S. King	M	Yes	For	For
						James M. Loy	M	Yes	For	For
						Joseph W. Ralston	M	Yes	For	For
						Anne Steven	M	Yes	For	For
						Ratification of appointment of Ernst & Young LLP as independent auditors for 2015.	M	Yes	For	For
						Advisory vote to approve the compensation of our named executive officers ("Say-on-Pay")	M	Yes	For	For
						Stockholder proposal on written consent.	S	No	Against	Against
						Stockholder proposal on lobbying expenditures.	S	No	Against	Against

Mallinckrodt Plc	MNK	G5785G107	01/09/15	02/18/15	03/19/15	Election of Directors:
						Melvin D. Booth	M	Yes	For	For
						Don M. Bailey	M	Yes	For	For
						David R. Carlucci	M	Yes	For	For
						J. Martin Carroll	M	Yes	For	For
						Diane H. Gulyas	M	Yes	For	For
						Nancy S. Lurker	M	Yes	For	For
						JoAnn A. Reed	M	Yes	For	For
						Angus C. Russell	M	Yes	For	For
						Virgil D. Thompson	M	Yes	For	For
						Mark C. Trudeau	M	Yes	For	For
						Kneeland C. Youngblood, M.D.	M	Yes	For	For
						Joseph A. Zaccagnino	M	Yes	For	For
						Approve, in a non-binding vote, the appointment of the Independent Auditors and to authorize, in a binding vote, the Audit Committee to set the auditors' remuneration.	M	Yes	For	For
						Approve, in a non-binding advisory vote, the compensation of named executive officers.	M	Yes	For	For
						Approve the Amended and Restated Mallinckrodt Pharmaceuticals Stock and Incentive Plan.	M	Yes	For	For
						Authorize the Company and/or any subsidiary to make market purchase of Company shares	M	Yes	For	For
						Authorize the price range at which the Company can reissue shares it holds as treasury shares. ( Special Resolution).	M	Yes	For	For
						Authorize the Board determine whether to hold the 2016 annual general meeting of shareholders at a location outside of Ireland.	M	Yes	For	For

Markel Corporation	MKL	570535104	03/04/15	04/28/15	05/11/15	Election of Directors:
						J. Alfred Broadddus, Jr.	M	Yes	For	For
						K. Bruce Connell	M	Yes	For	For
						Douglas C. Eby	M	Yes	For	For
						Stewart M. Kasen	M	Yes	For	For
						Alan I. Kirshner	M	Yes	For	For
						Lemuel E. Lewis	M	Yes	For	For
						Anthony f. Markel	M	Yes	For	For
						Darrell D. Martin	M	Yes	For	For
						Michael O'Rielly	M	Yes	For	For
						Michael H. Schewel	M	Yes	For	For
						Jay M. Weinberg	M	Yes	For	For
						Debrora J. Wilson	M	Yes	For	For
						To approve the Markel Corporation Executive Bonus Plan	M	Yes	For	For
						To ratify the selection of KPMG LLP by the audit committee of …(Due to space limits, see proxy statement for full proposal)	M	Yes	For	For

Medivation, Inc.	MDVN	58501N101	04/29/15	05/22/15	06/16/15	Election of Directors:
						Kim D. Blickenstaff	M	Yes	For	For
						Kathryn E. Falberg	M	Yes	For	For
						David T. Hung M.D.	M	Yes	For	For
						Patrick Machado	M	Yes	For	For
						Dawn Svoronos	M	Yes	For	For
						W. Anthony Vernon	M	Yes	For	For
						Wendy L. Yarno	M	Yes	For	For

To ratify the selection by the audit committee of the board of directors of Pricewaterhousecoopers LLP as mediation's independent registered public accounting firm for the fiscal year ending December 31, 2015.

							M	Yes	For	For
						To approve, on an advisory basis, the compensation of Medivation's named executive officers, as disclosed in the accompanying proxy statement.	M	Yes	For	For

To approve an amendment and restatement of the Medivation, Inc. amended and restated 2004 equity incentive award plan to increase the number of shares of Medivation's common stock reserved for issuance under the plan by 2,700,,000 shares and make certain other changes as described in the accompanying proxy statement.

							M	Yes	For	For
						To approve an amendment to Medivation's restated certificate of incorporation to increase the number of authorized shares of Medivation's common stock from 170,000,000 shares to340,000,000 shares.	M	Yes	For	For

Merck & Co., Inc	MRK	58933Y105	03/31/15	04/28/15	05/26/15	Election of Directors:
						Leslie A. Brun	M	Yes	For	For
						Thomas R. Cech	M	Yes	For	For
						Kenneth C. Fraszier	M	Yes	For	For
						Thomas H. Glocer	M	Yes	For	For
						William B. Harrison Jr.	M	Yes	For	For
						C. Robert Kidder	M	Yes	For	For
						Rochelle B. Lazarus	M	Yes	For	For
						Carlos E. Represas	M	Yes	For	For
						Patricia F. Russo	M	Yes	For	For
						Craig B. Thompson	M	Yes	For	For
						Wendell P. Weeks	M	Yes	For	For
						Peter C. Wendell	M	Yes	For	For
						Advisory vote to approve executive compensation.	M	Yes	For	For
						Ratification of the appointment of the company's independent registered public accounting firm for 2015	M	Yes	For	For
						Proposal to amend and restate the 2010 incentive stock plan.	M	Yes	For	For
						Proposal to amend and restate the executive incentive plan.	M	Yes	For	For
						Shareholder proposal concerning shareholders' right to act by written consent.	S	No	Against	Against
						Shareholder proposal concerning accelerated vesting of equity awards.	S	No	Against	Against

Michael Kors Holdings Limited	KOR	G60754101	06/03/14	07/16/14	07/31/14	Election of Directors:
						John D. Idol	M	Yes	For	For
						Silas K.F. Chou	M	Yes	For	For
						Ann Mclaughlin Korologos	M	Yes	For	For
						To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fisca year ending March 28, 2015.	M	Yes	For	For
						To approve, on a non-binding advisory basis, executive compensation.	M	Yes	For	For

Micron Tecchnology, Inc	MU	595112103	01/22/15	12/29/14	11/21/14	Election of Directors:
						Robert L. Bailey	M	Yes	For	For
						Richard M. Beyer	M	Yes	For	For
						Patrick J. Byrne	M	Yes	For	For
						D. Mark Durcan	M	Yes	For	For
						D. Warren A. East	M	Yes	For	For
						Mercedes Johnson	M	Yes	For	For
						Lawrence N. Mondry	M	Yes	For	For
						Robert E. Switz	M	Yes	For	For
						To approve amended and restated 2007 equity incentive plan & Increase shares reserved for issuance thereunder by 30,000,000.	M	Yes	For	For
						To ratify the appointment of Pricewaterhousecoopers Lapp as our independent registered public accounting firm.	M	Yes	For	For
						To amend the company's restated certificate of incorporation to eliminate cumulative voting.	M	Yes	For	For
						To approve the material terms of the performance goals under the company’s executive officer performance incentive plan.	M	Yes	For	For
						To approve a non-binding resolution to approve the compensation of our named executive officers as described in the proxy statement.	M	Yes	For	For

MKS Instruments, Inc.	MKSI	55306N104	03/31/15	04/28/15	05/21/15	Election of Directors:
						Gerald G. Colella	M	Yes	For	For
						Elizabeth A. Mora	M	Yes	For	For
						To approve the 162(M) executive cash incentive plan.	M	Yes	For	For
						To approve a non-binding advisory vote on executive compensation.	M	Yes	For	For
						To ratify the selection of Pricewaterhousecoopers Lapp as our independent registered public accounting firm for the year ending December 31, 2015	M	Yes	For	For

Morgan Stanley	MS	617446448	03/23/15	04/28/15	05/19/15	Election of Directors:
						Erskine B. Bowles	M	Yes	For	For
						Thomas H. Glocer	M	Yes	For	For
						James P. Gorman	M	Yes	For	For
						Robert H. Herz	M	Yes	For	For
						Kaus Kleinfeld	M	Yes	For	For
						Jami Miscik	M	Yes	For	For
						Donald T. Nicolaisen	M	Yes	For	For
						Hutham S. Olayan	M	Yes	For	For
						James W. Owens	M	Yes	For	For
						Royosuke Tamakoshi	M	Yes	For	For
						Masaaki Tanaka	M	Yes	For	For
						Perry M. Traquina	M	Yes	For	For
						Laura D. Tyson	M	Yes	For	For
						Rayford Wilkins, Jr.	M	Yes	For	For
						Advisory vote to approve executive compensation.	M	Yes	For	For
						To ratify the appointment of Deloitte & Touche LLP as independent auditor.	M	Yes	For	For
						To approve the compensation of executives as disclosed in the proxy statement (non-binding advisory resolution.)	M	Yes	For	For
						To approve the amendment of the2007 equity incentive compensation plan to increase shares available for grant	M	Yes	For	For
						Shareholder proposal regarding a report on lobbying.	S	No	Against	Against
						Shareholder proposal regarding vote-counting bylaw change	S	No	Against	Against
						Shareholder proposal regarding a report on government service vesting	S	No	Against	Against

Mylan, Inc.	MYL	628530107	12/23/14	01/23/15	01/29/15	Proposals

Approval of the amended and restated business transfer agreement and plan of merger, dated as of November 4, 2014 and among Mylan, Inc. ("Mylan"), new moon B.V. Moon of PA Inc.., and Abbott Laboratories (The "Business Transfer Agreement").

							M	Yes	For	For

Approval on a non-binding advisory basis, of the specified compensatory arrangements between Mylan and its named executive officers relating to the Merger and the other transitions contemplated by the business transfer agreement.

							M	Yes	For	For
						Adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies if there are not sufficient votes to approve the business transfer agreement.	M	Yes	For	For

Netflix, Inc	NFLX	64110L106	04/10/15	05/27/15	06/09/15	Election of Directors:
						Richard N. Barton	M	Yes	For	For
						Bradord L. Smith	M	Yes	For	For
						Anne Sweeney	M	Yes	For	For
						To ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the year ending December 31, 2015.	M	Yes	For	For
						Advisory approval of the company's executive officer compensation.	M	Yes	For	For
						To approve the amendment of the company's certificate of incorporation to increase the number of authorized shares of common stock.	M	Yes	For	For
						Stockholder proposal to adopt a proxy access bylaw, if properly presented at the meeting.	S	No	Against	Against
						Stockholder proposal to amend the voting requirements in the company's charter and bylaws, if properly presented at the meeting.	S	No	Against	Against
						Stockholder proposal to reorganize the board of directors into a single class subject to election each year.	S	No	Against	Against

Nike, Inc	NKE	654106103	07/18/14	08/20/14	09/18/14	Election of Directors:
						Alan B. Graf , Jr.	M	Yes	For	For
						John C. Lechleiter	M	Yes	For	For
						Michelle A. Peluso	M	Yes	For	For
						Phyllis M. Wise	M	Yes	For	For
						To hold an advisory vote to approve executive compensation.	M	Yes	For	For
						To ratify the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm	M	Yes	For	For

Pacira Pharmaceuticals, Inc.	PCRX	695127100	04/15/15	05/04/15	06/02/15	Election of Directors:
						Laura Brege	M	Yes	For	For
						Mark A. Kronefeld, M.D.	M	Yes	For	For
						Dennis L. Winger	M	Yes	For	For
						Ratification of the appointment of Cohnreznick LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2015.	M	Yes	For	For
						Advisory vote to approve the compensation of our named executive officers.	M	Yes	For	For

Packaging Corporation of America	PKG	69515610	03/16/15	04/28/15	05/12/15	Election of Directors:
						Cheryl K. Beebe	M	Yes	For	For
						Hasan Jameel	M	Yes	For	For
						Mark W. Kowlzan	M	Yes	For	For
						Robert C. Lyons	M	Yes	For	For
						Thomas P. Maurer	M	Yes	For	For
						Samuel M. Mencoff	M	Yes	For	For
						Roger B. Porter	M	Yes	For	For
						Thomas S. Souleles	M	Yes	For	For
						Paul T. Stecko	M	Yes	For	For
						James D. Woodrum	M	Yes	For	For
						Approval of performance incentive plan.	M	Yes	For	For
						Proposal to approve our executive compensation	M	Yes	For	For
						Proposal to ratify appointment of KPMG LLP as our auditors.	M	Yes	For	For

Phillips66	PSX	718546104	03/13/15	04/28/15	05/06/15	Election of Directors:
						J. Brian Ferguson	M	Yes	For	For
						Harold W. McGraw III	M	Yes	For	For
						Victoria J. Tschinkel	M	Yes	For	For
						To ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for fiscal year 2015.	M	Yes	For	For
						To consider and vote on a proposal to approve, on an advisory (non-binding) basis, the compensation of our named executive officers.	M	Yes	For	For
						To consider and vote on a management proposal regarding the annual election of directors.	M	Yes	For	For
						To consider and vote on a shareholder proposal regarding greenhouse gas reduction goals.	M	Yes	For	For
						Proposal to ratify appointment of KPMG LLP as our auditors.	S	No	Against	Against

Pilgrims Pride Corporation	PPC	72147K108	03/13/15	04/29/15	05/01/15	Election of Directors:
						Gilberto Tomazoni	M	Yes	For	For
						Hoesley M. Batista	M	Yes	For	For
						Weslely M. Batista	M	Yes	For	For
						William W. Lovette	M	Yes	For	For
						Andre N. De Souza	M	Yes	For	For
						W.C.D. Vasconcellos Jr.	M	Yes	For	For
						David E. Bell	M	Yes	For	For
						Michael L. Cooper	M	Yes	For	For
						Charles Macaluso	M	Yes	For	For
						Advisory vote on executive sompensation	M	Yes	For	For
						Ratify the appointment of KPMG LLP as independent registered public accountign firm for the company for the fiscal year ending December 27, 2015	M	Yes	For	For

Polaris Industries, Inc.	PII	731068102	03/02/15	04/28/15	04/30/15	Election of Directors:
						Annettte K. Clayton	M	Yes	For	For
						Kevin M. Farr	M	Yes	For	For
						John p. Wiehoff	M	Yes	For	For
						Approval of the amended and restated 2007 omnibus incentive plan.	M	Yes	For	For
						Ratification of the selection of Ernst & Young LLP as our independent registered public accounting firm for fiscal 2015.	M	Yes	For	For
						Advisory vote to approve the compensation of our named executive officers.	M	Yes	For	For

Regeneron Pharmaceuticals, Inc	REGN	75886F107	04/16/15	05/22/15	06/12/15	Election of Directors:
						Charles A. Baker	M	Yes	For	For
						Arthur F. Ryan	M	Yes	For	For
						George L. Sing	M	Yes	For	For
						Marc Tessier-Lavigne	M	Yes	For	For
						Ratification of the appointment of Pricewaterhousecoopers LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2015.	M	Yes	For	For
						Approval of the Regeneron Pharmaceuticals, cash incentive bonus plan.	M	Yes	For	For
						Approval of an amendment to the company's certificate of incorporation to increase the number of authorized shares of capital stock and common stock.	M	Yes	For	For
						Nonbinding shareholder proposal relating to proxy access, if properly presented.	S	No	Against	Against

Simmons First National Corporation	SFNC	82730200	10/01/14	10/30/14	11/1814

To approve the agreement and plan of Merger Dated as of May 6, 2014 by and between Simmons First National Corporation and Community First Bancshares, Inc. Pursuant to which community first will merge with and into Simmons.

							M	Yes	For	For
						To approve the agreement and plan of Merger, dated as of May 27, 2014, by and between Simmons and Liberty Bancshares, Inc., Pursuant to which Liberty will merge with and into Simmons	M	Yes	For	For
						To approve the designation of the number of members comprising the Simmons board of directors as 12, increasing by three number of Simmons Directors.	M	Yes	For	For
						To adjourn the Simmons special meeting, if necessary or appropriate, to solicit additional proxies in favor of the Community first merger proposal.	M	Yes	For	For
						To adjourn the Simmons special meeting, if necessary or appropriate, to solicit additional proxies in favor of the Liberty first merger proposal.	M	Yes	For	For

Simmons First National Corporation	SFNC	82730200	04/20/15	06/25/15	06/10/15	Election of Directors:
						David L. Barltett	M	Yes	For	For
						Jay D. Burchfield	M	Yes	For	For
						William E. Clark II	M	Yes	For	For
						Steven A. Cosse	M	Yes	For	For
						Mark C. Doramus	M	Yes	For	For
						Edward Drilling	M	Yes	For	For
						Eugene Hunt	M	Yes	For	For
						Christopher R. Kirkland	M	Yes	For	For
						W. Scott McGeorge	M	Yes	For	For
						George A. Makris, Jr.	M	Yes	For	For
						Joseph D. Porter	M	Yes	For	For
						Harry L. Ryburn	M	Yes	For	For
						Robert L. Shoptaw	M	Yes	For	For
						To ratify the action of the board of directors fixing the number of directors at thirteen (13).	M	Yes	For	For

"Resolved, that the compensation paid to the company's named executive officers, as disclosed in the proxy statement pursuant to item 402 of regulation S-K, including the compensation discussion and analysis, the compensation tables, and narrative discussion is hereby approved.

							M	Yes	For	For
						To consider adoption of the Simmons First National Corporation 2015 incentive plan.	M	Yes	For	For
						To consider adoption of the Simmons first national corporation 2015 employee stock purchase plan.	M	Yes	For	For
						To ratify the audit & security committee's selection of the accounting firm of BKD, LLP as independent auditors of the company and its subsidiaries for the year ending December 31, 2015.	M	Yes	For	For
						To amend the articles of incorporation to increase the number of authorized shares of Class A, $.01 par value, common stock of the company from 60,000,000 to 120,000,000.	M	Yes	For	For

Skyworks Solutions	SWKS	83088M102	03/25/15	04/28/15	04/30/15	Election of Directors:
						Annettte K. Clayton	M	Yes	For	For
						Kevin M. Farr	M	Yes	For	For
						John p. Wiehoff	M	Yes	For	For
						Approval of the amended and restated 2007 omnibus incentive plan.	M	Yes	For	For
						Ratification of the selection of Ernst & Young LLP as our independent registered public accounting firm for fiscal 2015.	M	Yes	For	For
						Advisory vote to approve the compensation of our named executive officers.	M	Yes	For	For

Synchronoss Technologies, Inc.	SNCR	87157B103	03/16/15	04/28/15	05/11/15	Election of Directors:
						Annettte K. Clayton	M	Yes	For	For
						Kevin M. Farr	M	Yes	For	For
						John p. Wiehoff	M	Yes	For	For
						Approval of the amended and restated 2007 omnibus incentive plan.	M	Yes	For	For
						Ratification of the selection of Ernst & Young LLP as our independent registered public accounting firm for fiscal 2015.	M	Yes	For	For
						Advisory vote to approve the compensation of our named executive officers.	M	Yes	For	For

Taro Pharmaceutical Industries Ltd	TARO	M8737E108	11/24/14	12/17/14	12/22/14	Election of Directors:
						Dilip Shanghvi	M	Yes	For	For
						Subrananian Kal Yanasundaram (known in industry circles as KAL Sundaram)	M	Yes	For	For
						Sudhir Valia	M	Yes	For	For
						James Kedrowski	M	Yes	For	For
						Dov Pekelman	M	Yes	For	For

Appointment of Ziv Haft Certified public accountants (ISRAEL), A BDO member Firm, as the company’s independent auditors until the close of the next annual general meeting of the shareholders of the company, and to authorize their remuneration to be fixed, in accordance with the volume and nature of their services, by the audit committee and the board of directors.

							M	Yes	For	For

The Allstate Corporation	ALL	020002101	03/20/15	04/28/15	05/19/15	Election of Directors:
						Robert D. Beyer	M	Yes	For	For
						Kermit R. Crawford	M	Yes	For	For
						Michael L. Eskew	M	Yes	For	For
						Herbert L. Henkel	M	Yes	For	For
						Siddharth N. Mehta	M	Yes	For	For
						Andrea Redmond	M	Yes	For	For
						John W. Rowe	M	Yes	For	For
						Judith A. Sprieser	M	Yes	For	For
						Mary Alice Taylor	M	Yes	For	For
						Thomas J. Wilson	M	Yes	For	For
						Advisory vote to approve executive compensation of the named executive officers.	M	Yes	For	For
						Ratification of the appointment of Deloitte & Touche LLP as Allstate's independent registered public accountant for 2015	M	Yes	For	For
						Stockholder proposal on equity retention by senior executives	S	No	Against	Against

The Boston Beer Company	SAM	100557107	03/30/15	04/28/15	05/27/15	Election of Directors:
						David A. Burwick	M	Yes	For	For
						Pearson C. Cummin III	M	Yes	For	For
						Jean-Michael Valette	M	Yes	For	For
						To approve, by non-binding advisory vote, out executive officers compensation.	M	Yes	For	For

The Coca-Cola Company	KO	191216100	03/02/15	04/28/15	04/29/15	Election of Directors:
						Herbert A. Allen	M	Yes	For	For
						Ronald W. Allen	M	Yes	For	For
						Marc Bolland	M	Yes	For	For
						Ana Botin	M	Yes	For	For
						Howard G. Buffett	M	Yes	For	For
						Richard M. Daley	M	Yes	For	For
						Barry Diller	M	Yes	For	For
						Helene D. Gaule	M	Yes	For	For
						Evan G. Greenberg	M	Yes	For	For
						Alexis M. Herman	M	Yes	For	For
						Muhtar Kent	M	Yes	For	For
						Robert A. Kotick	M	Yes	For	For
						Maria Elena Lagomasino	M	Yes	For	For
						Sam Nunn	M	Yes	For	For
						David B. Weinberg	M	Yes	For	For
						Advisory vote to approve executive compensation	M	Yes	For	For
						Ratification of the appointment of Ernst & Young LLP as Independent Auditors.	M	Yes	For	For
						Shareowner proposal regarding proxy access.	S	No	Against	Against
						Shareowner proposal regarding restricted stock.	S	No	Against	Against

The Greenbrier Companies, Inc	GBX	393657101	11/14/14	12/17/14	01/07/15	Election of Directors:
						William A. Furman	M	Yes	For	For
						Charles J. Swindells	M	Yes	For	For
						Advisory vote on the compensation of the company's' named executive officers.	M	Yes	For	For

Approval of amendments to the Greenbrier Companies Inc. 2010 amended and restated stock incentive plan to increase the annual director stock compensation under the plan in the form of a 2014 amended and restated stock incentive plan.

							M	Yes	For	For
						Approval of the Greenbrier Companies, Inc. 2014 Employee stock purchase plan.	M	Yes	For	For
						Ratify the appointment of KPMG LLP as the company's independent Auditors for 2015.	M	Yes	For	For

The Goldman Sachs Group, Inc	GS	38141G104	03/23/15	04/29/15	05/21/15	Election of Directors:
						Lloyd C. Blankfein	M	Yes	For	For
						M. Michele Burns	M	Yes	For	For
						Gary D. Cohn	M	Yes	For	For
						Mark Flahery	M	Yes	For	For
						William W. George	M	Yes	For	For
						James A. Johnson	M	Yes	For	For
						Lakshmi N. Mittal	M	Yes	For	For
						Adebayo O. Ogunlesi	M	Yes	For	For
						Peter Oppenheimer	M	Yes	For	For
						Debora L. Spar	M	Yes	For	For
						Mark E. Tucker	M	Yes	For	For
						David A. Vinair	M	Yes	For	For
						Mark O. Winkelman	M	Yes	For	For
						Advisory vote to approve executive compensation	M	Yes	For	For
						Approval of The Goldman Sachs Amended and restated stock incentive plan (2015).	M	Yes	For	For
						Ratification of Pricewaterhousecoopers LLP as our independent registered public accounting firm for 2015.	M	Yes	For	For
						Shareholder proposal regarding vote-counting.	S	No	Against	Against
						Shareowner proposal regarding vesting of equity awards upon entering government service.	S	No	Against	Against
						Shareowner proposal regarding right to act by written consent.	S	No	Against	Against

The Hain Celedstial Group, Inc.	HAIN	405217100	09/25/14	10/30/14	11/20/14	Election of Directors:
						Irwin D. Simon	M	Yes	For	For
						Richard C. Berker	M	Yes	For	For
						Jack Futterman	M	Yes	For	For
						Anddrew R. Heyer	M	Yes	For	For
						Roger Meltzer	M	Yes	For	For
						Scott M. O'Neil	M	Yes	For	For
						Adrianne Shapira	M	Yes	For	For
						Lawrence S. Zilavy	M	Yes	For	For
						To approve an amendment of the amended and restated by-laws of The Hain Celestial Group, Inc.	M	Yes	For	For
						To approve an amendment of the amended and restated certificate of incorporation of The Hain Celestial Group, Inc.	M	Yes	For	For
						To approve the 2015-2019 executive incentive plan.	M	Yes	For	For
						To approve, on a advisory basis, the compensation awarded to the named executive officers for the fiscal year ended June 30, 2014, as set forth in the proxy statement.	M	Yes	For	For
						To approve the amended and restated 2002 long term incentive and stock award plan.	M	Yes	For	For
						To ratify the appointment of Ernst & Young LLP as the company's registered independent accountants for the fiscal year ending June 30, 2015.	M	Yes	For	For

The Kroger Co	KG	38141G104	04/30/15	05/22/15	06/25/15	Election of Directors:
						Nora A. Aufreiter	M	Yes	For	For
						Robert D. Beyer	M	Yes	For	For
						Susan J. Kropf	M	Yes	For	For
						David B. Lewis	M	Yes	For	For
						W. Rodney McMullen	M	Yes	For	For
						Jorge P. Montoya	M	Yes	For	For
						Clyde R. Moore	M	Yes	For	For
						Susan M. Phillips	M	Yes	For	For
						James A. Runde	M	Yes	For	For
						Ronald L. Sargent	M	Yes	For	For
						Bobby S. Shackouls	M	Yes	For	For
						Advisory vote to approve executive compensation.	M	Yes	For	For
						Ratification of Pricewaterhousecoopers LLP, as auditors.	M	Yes	For	For
						A shareholder proposal, if properly presented, to publish a report on human rights risks of operations and supply chain.	S	No	Against	Against
						A shareholder proposal, if properly presented, to issue a report assessing the environmental impacts of using unrecyclable packaging for private label brands.	S	No	Against	Against
						A shareholder proposal, if properly presented, to issue a report regarding options to reduce or eliminate antibiotic use in the production of private label meats.	S	No	Against	Against

The Middleby Corporation	MIDD	596278101	03/20/15	04/02/15	05/12/15	Election of Directors:
						Selim A. Bassoul	M	Yes	For	For
						Sarah Palisi Chapin	M	Yes	For	For
						Robert B. Lamb	M	Yes	For	For
						John R. Miller III	M	Yes	For	For
						Gordon O'brien	M	Yes	For	For
						Philip G. Putman	M	Yes	For	For

Approval, by an advisory vote, of the 2014 compensation of the company's named executive officers, as disclosed pursuant to the compensation disclosure rules of the securities and exchange commission ("SEC").

							M	Yes	For	For
						Ratification of the selection of Ernst & Young LLP as the company's independent public accountants for the current fiscal year ending January 2, 2016.	M	Yes	For	For

Thermo Fisher Scientific, Inc.	TMO	883556102	03/27/15	04/28/15	05/20/15	Election of Directors:
						Marc N. Casper	M	Yes	For	For
						Nelson J. Chai	M	Yes	For	For
						C. Martin Harris	M	Yes	For	For
						Tyler Jacks	M	Yes	For	For
						Judy C. Lewent	M	Yes	For	For
						Thomas J. Lynch	M	Yes	For	For
						Jim P. Manzi	M	Yes	For	For
						William G. Parrett	M	Yes	For	For
						Lars R. Sorensen	M	Yes	For	For
						Scott M. Sperling	M	Yes	For	For
						Elaine S. Ullian	M	Yes	For	For
						An advisory vote to approve named executive officer compensation	M	Yes	For	For
						Ratification of the audit committee's selection of Pricewaterhousecoopers LLP as the company's independent auditors for 2015.	M	Yes	For	For

The Mosaic Company	MOS	61945C103	03/27/15	04/28/15	05/20/15	Election of Directors for term expiring in 2016:
						Nancy E. Cooper	M	Yes	For	For
						Gregory L. Ebel	M	Yes	For	For
						Denise C. Johnson	M	Yes	For	For
						Robert L. Lumpkins	M	Yes	For	For
						William T. Monahan	M	Yes	For	For
						James L. Popowich	M	Yes	For	For
						James T. Prokopanko	M	Yes	For	For
						Steven M. Seibert	M	Yes	For	For

Ratification of the appointment of KPMG LLP as our independent registered public accounting firm to audit our financial statements as of and for the year ending December 31, 2015 and the effectiveness of internal control over financial reporting as December 31, 2015 as recommended by our audit committee.

							M	Yes	For	For
						A non-binding advisory vote on the compensation paid to our named executive officers as described in the proxy ("say-on-pay).	M	Yes	For	For

The Priceline Group, Inc	PCLN	741503403	04/09/15	05/04/15	06/04/15	To elect eleven directors to hold office until the next annual meeting of stockholders and until their respective successors are elected and qualified.
						Nominees:	M	Yes	For	For
						Timothy M. Armstrong	M	Yes	For	For
						Howard W. Barker, Jr.	M	Yes	For	For
						Jeffery H. Boyd	M	Yes	For	For
						Jan L Docter	M	Yes	For	For
						Jeffrey E. Epstein	M	Yes	For	For
						James M. Guyette	M	Yes	For	For
						Darren R Huston	M	Yes	For	For
						Charlkes H. Noski	M	Yes	For	For
						Nancy B. Peretsman	M	Yes	For	For
						Thomas E. Rothman	M	Yes	For	For
						Crais W. Rydin	M	Yes	For	For
						To ratify the selection Deloitte & Touche LLP as the independent registered public account firm of the Company for the fiscal year ending December 31, 2015.	M	Yes	For	For
						To approve on an advisory basis the compensation paid by the Company to its named executive officers.	M	Yes	For	For
						To consider and vote upon a non-binding stockholder proposal concerning stockholder actio by written consent.	S	No	Against	Against
						To consider and vote upon a non-binding stockholder proposal concerning proxy access.	S	No	Against	Against

The Sherwin-Williams Company	SHW	824348106	02/24/15	03/25/15	04/15/15	Election of Directors:
						A.F. Anton	M	Yes	For	For
						C.M. Connor	M	Yes	For	For
						D.F. Hodnik	M	Yes	For	For
						T.G. Kadien	M	Yes	For	For
						R.J. Kramer	M	Yes	For	For
						S.J. Kropf	M	Yes	For	For
						C.A. Poon	M	Yes	For	For
						R.K. Smucker	M	Yes	For	For
						J.M. Stropki	M	Yes	For	For
						M. Thornton III	M	Yes	For	For
						Advisory approval of compensation of the named executives.	M	Yes	For	For
						Approval of the material terms for qualified performance-bases compensation under our 2006 equity and performance incentive plan (amended and restated as of February 17, 2015).	M	Yes	For	For
						Rustication of Ernst & Young LLP as our independent registered public accounting firm for 2015.	M	Yes	For	For

The Travelers Companies, Inc.	TRVL	89417E109	03/23/15	04/28/15	05/20/15	Election of Directors for term expiring in 2016:
						Alan L.beller	M	Yes	For	For
						John H. Dasburg	M	Yes	For	For
						Janet M. Dolan	M	Yes	For	For
						Kenneth M. Duberstein	M	Yes	For	For
						Jay S. Fishman	M	Yes	For	For
						Patricia L. Higgins	M	Yes	For	For
						Thomas R. Hodgson	M	Yes	For	For
						William J. Kane	M	Yes	For	For
						Cleve L Killingsworth Jr.	M	Yes	For	For
						Philip T. Ruegger III	M	Yes	For	For
						Donald J. Shepard	M	Yes	For	For
						Laurie J. Thomsen	M	Yes	For	For
						Ratification of the appointment of KPMG LLP as Travelers' independent registered public accounting firm for 2015.	M	Yes	For	For
						Non-binding vote to approve executive compensation.	M	Yes	For	For
						Shareholder proposal relating to political contributions and expenditures, if presented at the annual meeting of shareholders.	S	No	Against	Against

The Whitewave Foods Company	wwav	966244105	03/18/15	04/28/15	05/14/15	Election of Directors:
						Mary E. Minnick	M	Yes	For	For
						Doreen A. Wright	M	Yes	For	For
						Proposal to approve the amendment and restatement of the Whitewave Foods Company 2012 stock incentive plan.	M	Yes	For	For
Proposal to ratify the appointment of Deloitte & Touche LLP as our independent auditor for 2015.

Under Armour, Inc.	UA	904311107	02/25/15	04/28/15	04/29/15	Election of Directors:
						Kevin A. Plank	M	Yes	For	For
						Bryoion K. Adams, Jr.	M	Yes	For	For
						George W. Bodeheimer	M	Yes	For	For
						Douglas E. Coltharp	M	Yes	For	For
						Anthony W. deering	M	Yes	For	For
						Karen W. Katz	M	Yes	For	For
						A.B. Krongard	M	Yes	For	For
						William R. McDemott	M	Yes	For	For
						Eric T. Olson	M	Yes	For	For
						Harvey L. Sanders	M	Yes	For	For
						Advisory vote to approve executive compensation	M	Yes	For	For
						Approval of The Goldman Sachs Amended and restated stock incentive plan (2015).	M	Yes	For	For
						Ratification of Pricewaterhousecoopers LLP as our independent registered public accounting firm for 2015.	M	Yes	For	For
						Shareholder proposal regarding vote-counting.	M	Yes	For	For
						Shareowner proposal regarding vesting of equity awards upon entering government service.	M	Yes	For	For
						Shareowner proposal regarding right to act by written consent.	M	Yes	For	For

To approve, by anon-binding advisory vote, the compensation of the executives as disclosed in the "Executive Compensation" section of the proxy statement, including the compensation discussion and analysis and tables.

							M	Yes	For	For
						To approve the second amended and restated 2005 Omnibus	M	Yes	For	For
						long-term incentive plan.	M	Yes	For	For
						Ratification of appointment of independent registered public accounting firm.	M	Yes	For	For

Union Pacific Corporation	UNP	907818108	03/13/15	04/28/15	04/28/15	Election of Directors:
						A.H. Card, Jr.	M	Yes	For	For
						E.B. Davis, Jr.	M	Yes	For	For
						D.B. Dillion	M	Yes	For	For
						L.M. Fritz	M	Yes	For	For
						J.R. Hope	M	Yes	For	For
						J.J. Koraleski	M	Yes	For	For
						C.C. Krulak	M	Yes	For	For
						M.R. McCarthy	M	Yes	For	For
						M.W. McConnell	M	Yes	For	For
						T.T. McLarty III	M	Yes	For	For
						S.R. Rogel	M	Yes	For	For
						J.H. Villarreal	M	Yes	For	For
						Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm.	M	Yes	For	For
						An advisory vote on executive compensation ("Say on Pay").	M	Yes	For	For
						Shareholder proposal regarding executives to retain significant stock if properly presented at the Annual Meeting.	S	No	Against	Against
							S	No	Against	Against

Unitedhealth Group Incorporated	UNH	91324P102	04/02/15	05/04/15	04/28/15	Election of Directors:
						Willaim C. Ballard, Jr.	M	Yes	For	For
						Edson Bueno, M.D.	M	Yes	For	For
						Richard T. Burke	M	Yes	For	For
						Robert J. Darretta	M	Yes	For	For
						Stephen J. Hemsley	M	Yes	For	For
						Michaele J. Hooper	M	Yes	For	For
						Rodger A. Lawson	M	Yes	For	For
						Glenn M. Renwick	M	Yes	For	For
						Kenneth I Shine, M.D.	M	Yes	For	For
						Gail R. Wilensky, Ph.D	M	Yes	For	For
						Advisory approval of the Company's executive compensation.	M	Yes	For	For
						Approval of amendments to the 2011 Stock incentive plan.	M	Yes	For	For
						Approval of reincorporation of the company from Minnesota to Delaware.	M	Yes	For	For
						Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for the company for the year ending December 31, 2015.	M	Yes	For	For
						The shareholder proposal set forth in the proxy statement requesting a policy requiring an independent Board Chair, if properly presented at the 2015 Annual meeting of shareholders.	S	No	Against	Against

United Therapeutics Corporation	UTHR	91307C102	04/30/15	05/22/15	06/26/15	Election of Directors:
						Katherine Klein	M	Yes	For	For
						Raymond Kurzweil	M	Yes	For	For
						Marine Rothblatt	M	Yes	For	For
						Louis Sullivan	M	Yes	For	For
						Advisory resolution to approve executive compensation.	M	Yes	For	For
						Approval of the United Therapeutics Corporation 2015 stock incentive plan.	M	Yes	For	For
						Ratification of the appointment of Ernst Young LLP as United Therapeutics Corporation independent registered public accounting firm for 2015.	M	Yes	For	For

Valeant Pharmaceuticals Internationall, Inc.	VRX	91911K102	03/24/15	04/28/15	05/19/15	Election of Directors:
						Ronald H. Farmer	M	Yes	For	For
						Colleen A. Goggins	M	Yes	For	For
						Robert A. Ingram	M	Yes	For	For
						Anders O. Lonner	M	Yes	For	For
						Theo Melas-Kyriazi	M	Yes	For	For
						J. Michael Pearson	M	Yes	For	For
						Robert N. Power	M	Yes	For	For
						Norma A. Provencio	M	Yes	For	For
						Howard B. Schiller	M	Yes	For	For
						Katharine B.Stevenson	M	Yes	For	For
						Jeffrey W. Ubben	M	Yes	For	For

The approval, in an advisory resolution, of the compensation of our named executive officers as disclosed in the compensation discussion and analysis section, executive compensation tables and accompanying narrative discussions contained in the management proxy circular and proxy statement.

							M	Yes	For	For

to appoint Pricewaterhousecoopers LLP as the auditors for the company to hold office until the close of the 2016 annual meeting of shareholders and to authorize the company's board of directors to fix the auditors' remuneration.

							M	Yes	For	For

Vasco Data Security International, Inc.	VDSI	92230Y104	04/23/15	05/27/15	06/17/15	Election of Directors:
						T. Kendall Hunt	M	Yes	For	For
						Michael P. Cullinane	M	Yes	For	For
						John N. Fox, Jr.	M	Yes	For	For
						Jean K. Holley	M	Yes	For	For
						Matthew Moog	M	Yes	For	For
						Ratify the appointment of KPMG LLP as independent registered accounting firm for the fiscal year ending December 31, 2015.	M	Yes	For	For

Wabtec Corporation	WAB	929740108	03/17/15	05/04/15	05/13/15	Election of Directors:
						Brian P. Hehir	M	Yes	For	For
						Michael W.D. Howell	M	Yes	For	For
						Nickolas W. Vande Steeg	M	Yes	For	For
						Approve an advisory (non-binding) resolution relating to the approval of 2014 named executive officer compensation.	M	Yes	For	For
						Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the 2015 fiscal year.	M	Yes	For	For

Walgreens Boots Alliance3, Inc.	WAB	929740108	03/17/15	05/04/15	05/13/15	Election of Directors:
						Janice M. Babiak	M	Yes	For	For
						David J. Brailer	M	Yes	For	For
						Steven A. Davis	M	Yes	For	For
						Willaim C. Foote	M	Yes	For	For
						Ginger L. Graham	M	Yes	For	For
						John A. Lederer	M	Yes	For	For
						Dominc P. Murphy	M	Yes	For	For
						Stefano Pessina	M	Yes	For	For
						Barry Rosenstein	M	Yes	For	For
						Leonard D. Schaeffer	M	Yes	For	For
						Nancy M. Schlichting	M	Yes	For	For
						James A. Skinner	M	Yes	For	For
						Advisory vote to approve named executive officer compensation.	M	Yes	For	For
						Ratify the appointment of Deloitte & Touche LLP as Walgreens Boots Alliance, Inc.'s independent registered public accounting firm.	M	Yes	For	For
						Stockholder proposal regarding an executive equity retention policy.	S	No	Against	Against
						Stockholder proposal regarding accelerated vesting of equity awards of senior executives upon change in control.	S	No	Against	Against
						Stockholder proposal regarding proxy access.	S	No	Against	Against
						Stockholder proposal regarding linking executive pay to performance on sustainability goals.	S	No	Against	Against

WebMD Health Corp	WBMD	94770V102	08/06/14	09/15/14	10/01/14	Election of Directors:
						William J. Marino	M	Yes	For	For
						Herman Sarkowsky	M	Yes	For	For
						Kristiina Vouri, M.D.	M	Yes	For	For
						Martin J. Wygod	M	Yes	For	For
						Advisory vote to approve WebMD's executive compensation	M	Yes	For	For
						To approve WebMD's amended and restated 2005 long-term incentive plan, including an increase in the number of shares reserved for issuance.	M	Yes	For	For
						To ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm to serve as WebMD's independent auditor for the fiscal year ending December 31, 2014.	M	Yes	For	For

Whirlpool Corporation	WHR	963320106	02/23/15	03/25/15	04/21/15	Election of Directors:
						Samuel R. Allen	M	Yes	For	For
						Gary T. Dicamillo	M	Yes	For	For
						Diane M. Dietz	M	Yes	For	For
						Gerri T. Elliott	M	Yes	For	For
						Jeff M. Fettig	M	Yes	For	For
						Michael F. Johnston	M	Yes	For	For
						John D. Liu	M	Yes	For	For
						Harish Manwani	M	Yes	For	For
						William D. Perez	M	Yes	For	For
						Michael A. Todman	M	Yes	For	For
						Michael D. White	M	Yes	For	For
						Advisory vote to approve Whirlpool's executive compensation.	M	Yes	For	For
						Ratification of the appointment of Ernst & Young as Whirlpool's independent registered public accounting firm for 2015.	M	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By /s/Gerald Sparrow

* /s/Gerald Sparrow

President and Treasurer

Date: August 12, 2015

*Print the name and title of each signing officer under his or her signature.